INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Note [Line Items]
Income before taxes on income	$ 201,466	$ 168,002	$ 76,132
InMode Ltd. and Isreaeli subsidiaries [Member]
Income Tax Note [Line Items]
Income before taxes on income	196,354	163,370	72,712
Subsidiaries outside of Israel [Member]
Income Tax Note [Line Items]
Income before taxes on income	$ 5,112	$ 4,632	$ 3,420